LOANS AND ALLOWANCE FOR LOAN LOSSES (Details 2) (EUR €)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Loans
Specific allowance	€ 0	€ 0
Coefficient allowance	0	0
Homogeneous allowance	25,361,469,000	26,575,609,000
Foreign	10,770,915,000	10,969,538,000
Total loans	36,132,384,000	37,545,147,000
Allowance for loan loses
Specific allowance	0	0
Coefficient allowance	0	0
Homogeneous allowance	1,954,616,000	1,157,423,000
Foreign	606,107,000	519,917,000
Total loans	2,560,723,000	1,677,340,000
Loans
Specific allowance	9,033,028,000	908,611,000
Coefficient allowance	14,155,120,000	22,445,983,000
Homogeneous allowance	3,635,866,000	4,052,484,000
Foreign	13,029,590,000	13,775,626,000
Total loans	39,853,604,000	41,182,704,000
Allowance for loan loses
Specific allowance	2,811,450,000	564,598,000
Coefficient allowance	198,160,000	106,415,000
Homogeneous allowance	469,602,000	294,367,000
Foreign	510,700,000	532,685,000
Total loans	3,989,912,000	1,498,065,000
Loans
Total loans specific allowance	9,033,028,000	908,611,000
Total loans coefficient allowance	14,155,120,000	22,445,983,000
Total loans homogeneous allowance	28,997,335,000	30,628,093,000
Total loans foreign	23,800,505,000	24,745,164,000
Total	75,985,988,000	78,727,851,000
Allowance for loan loses
Total specific allowance	2,811,450,000	564,598,000
Total coefficient allowance	198,160,000	106,415,000
Total homogeneous allowance	2,424,218,000	1,451,790,000
Total foreign	1,116,807,000	1,052,602,000
Total Allowance For Loan Losses	6,550,635,000	3,175,405,000
Average Recorded Investment [Abstract]
Average recorded investment in impaired loans	11,835,132,000	6,595,708,000	3,035,646,000
Interest income recognized on a cash basis	107,586,000	86,742,000	30,377,000
Collateral Dependent Loans [Abstract]
Collateral dependent loans	1,216,833,000	538,316,000
Covered Bonds [Abstract]
Mortgages	16,550,590,000	15,561,399,000
of whch eligible collateral	14,211,435,000	14,038,207,000
Covered Bonds Of Program I [Abstract]
Cancelled amount in million EUR	500,000,000
Loans At Fiar Value Textual Details [Abstract]
Fair value of loans for which the Group elected to apply the Fair Value Option	277,247,000	559,107,000
Outstanding principal balance of loans for which the Group elected to apply the Fair Value Option	266,258,000	517,210,000
Net gains / (losses) resulting from changes in the fair value of these loans, recorded in net interest income before provision for loan losses	(25,757,000)	(9,947,000)
Loans for lease financing	1,634,225,000	1,847,008,000
Securitized Loans [Line Items]
Cancellation Date	February 28, 2011
Apc Subordinated Loan Agreement Outstanding Balance		307,300,000
Securitized Loans And Covered Bonds [Abstract]
Commercial loans (Eterika Plc-July 2008)	1,035,809,000	1,161,510,000
Consumer loans (Revolver 2008-1 Plc-December 2008)	1,065,395,000	1,244,399,000
Credit cards (Revolver 2008-1 Plc-December 2008)	4,760,210,000	5,276,774,000
Total	10,464,342,000	7,682,683,000
Mortgages (Spiti Plc-September 2011)	1,677,571,000
Auto loans (Autokinito Plc-September 2011)	430,644,000
Consumer Loans Agorazo Transferred	1,494,713,000
Eterika Plc I [Member]
Securitized Loans [Line Items]
Interest rate	Paid quarterly at a rate of three-month Euribor plus 30 bps
Principal amount	975,000
Cancellation Date	May 2010
Issue Date	July 31, 2008
Maturity Date	June 2035
Description	Asset Backed Floating Rate Notes- Class A
Type Of Collateral	Commercial loans
Revolver Plc I [Member]
Securitized Loans [Line Items]
Interest rate	Paid monthly at a fixed rate of 2.6% per annum
Principal amount	1,000,000
Issue Date	December 12, 2008
Maturity Date	September 2020
Description	Secured Floating Rate Notes- Class A
Type Of Collateral	Consumer loans and credit card accounts
Titlos Plc [Member]
Securitized Loans [Line Items]
Interest rate	Paid semi-annually at a rate of six-month Euribor plus 50 bps per annum
Principal amount	5,100,000
Issue Date	February 26, 2009
Maturity Date	September 2039
Description	Floating Rate Asset Backed Notes
Type Of Collateral	Receivables from Public sector
Spitis Plc I [Member]
Securitized Loans [Line Items]
Interest rate	Paid semi-annually at a rate of six-month Euribor plus a margin of 400 bps
Principal amount	1,500,000
Issue Date	September 20, 2011
Maturity Date	September 2058
Description	Asset Backed Floating Rate Notes- Class A
Type Of Collateral	Residential mortgages
Spitis Plc Ii [Member]
Securitized Loans [Line Items]
Interest rate	Paid semi-annually at a rate of six-month Euribor plus a margin of 700 bps
Principal amount	2,495,000
Issue Date	September 20, 2011
Maturity Date	September 2058
Description	Asset Backed Floating Rate Notes- Class B
Type Of Collateral	Residential mortgages
Revolver Plc Ii [Member]
Securitized Loans [Line Items]
Interest rate	Paid monthly at a fixed rate of 2.9% per annum
Principal amount	268,900
Issue Date	December 12, 2008
Maturity Date	September 2020
Description	Secured Floating Rate Notes- Class B
Type Of Collateral	Consumer loans and credit card accounts
Autokinito Plc I [Member]
Securitized Loans [Line Items]
Interest rate	Paid semi-annually at a rate of six-month Euribor plus a margin of 200 bps
Principal amount	4,000,000
Issue Date	September 23, 2011
Maturity Date	September 2023
Description	Asset Backed Floating Rate Notes- Class A
Type Of Collateral	Auto loans
Autokinito Plc Ii [Member]
Securitized Loans [Line Items]
Interest rate	Paid semi-annually at a rate of six-month Euribor plus a margin of 350 bps
Principal amount	965,000
Issue Date	September 23, 2011
Maturity Date	September 2023
Description	Asset Backed Floating Rate Notes- Class B
Type Of Collateral	Auto loans
Agorazo Plc I [Member]
Securitized Loans [Line Items]
Interest rate	Paid semi-annually at a rate of six month Euribor plus a margin of 300 bps
Issue Date	September 23, 2011
Maturity Date	September 2033
Description	Asset Backed Floating Rate Notes- Class A
Type Of Collateral	Consumer loans
Agorazo Plc Ii [Member]
Securitized Loans [Line Items]
Interest rate	Paid semi-annually at a rate of six-month Euribor plus a margin of 450 bps
Principal amount	4,128,000
Issue Date	September 23, 2011
Maturity Date	September 2033
Description	Asset Backed Floating Rate Notes- Class B
Type Of Collateral	Consumer loans
Eterika Plc Ii [Member]
Securitized Loans [Line Items]
Interest rate	Paid quarterly at a rate of three-month Euribor plus 250 bps
Principal amount	365,000
Cancellation Date	May 2010
Issue Date	July 31, 2008
Maturity Date	June 2035
Description	Asset Backed Floating Rate Notes- Class B
Type Of Collateral	Commercial loans
Loans Impaired Greek With No Related Allowance Credit Cards [Member]
Impaired Financing Receivable Policy [Line Items]
Related allowance	0
Average recorded balance	0
Interest income recognized during the period the loan was impaired	0
Interest income recognized on a cash basis	0
Loans Impaired Greek With No Related Allowance Other Consumer Loans [Member]
Impaired Financing Receivable Policy [Line Items]
Related allowance	0
Average recorded balance	107,137,000
Interest income recognized during the period the loan was impaired	1,899,000
Interest income recognized on a cash basis	0
Loans Impaired Greek With No Related Allowance Commercial Loans Other Commercial Loans [Member]
Impaired Financing Receivable Policy [Line Items]
Related allowance		0
Average recorded balance		40,342,000
Interest income recognized during the period the loan was impaired	2,344,000	0
Interest income recognized on a cash basis	0	0
Loans Impaired Greek With Related Allowance Consumer Loans Residentia Mortgages [Member]
Impaired Financing Receivable Policy [Line Items]
Related allowance	(464,239,000)	(201,261,000)
Average recorded balance	2,264,525,000	1,251,762,000
Interest income recognized during the period the loan was impaired	0	3,623,000
Interest income recognized on a cash basis	20,433,000	3,857,000
Loans Impaired Greek With Related Allowance Consumer Loans Credit Cards [Member]
Impaired Financing Receivable Policy [Line Items]
Related allowance	(398,737,000)	(318,815,000)
Average recorded balance	511,309,000	423,935,000
Interest income recognized during the period the loan was impaired	5,251,000	9,594,000
Interest income recognized on a cash basis	40,000	46,000
Loans Impaired Greek With Related Allowance Consumer Loans Other Consumer Loans [Member]
Impaired Financing Receivable Policy [Line Items]
Related allowance	(983,433,000)	(564,400,000)
Average recorded balance	1,709,580,000	983,960,000
Interest income recognized during the period the loan was impaired	3,447,000	9,914,000
Interest income recognized on a cash basis	17,347,000	9,117,000
Loans Impaired Greek With Related Allowance Commercial Loans Small Business Loans [Member]
Impaired Financing Receivable Policy [Line Items]
Related allowance	(555,348,000)	(362,827,000)
Average recorded balance	1,250,425,000	745,503,000
Interest income recognized during the period the loan was impaired	2,247,000	4,960,000
Interest income recognized on a cash basis	68,000	67,000
Loans Impaired Greek With Related Allowance Commercial Loans Other Commercial Loans [Member]
Impaired Financing Receivable Policy [Line Items]
Related allowance	(2,886,287,000)	(572,631,000)
Average recorded balance	3,046,392,000	758,007,000
Interest income recognized during the period the loan was impaired	30,264,000	10,982,000
Interest income recognized on a cash basis	5,529,000	10,982,000
Total Greek Impaired Loans [Member]
Impaired Financing Receivable Policy [Line Items]
Related allowance	(5,288,044,000)	(2,019,934,000)
Average recorded balance	8,944,647,000	4,203,509,000
Interest income recognized during the period the loan was impaired	45,452,000	39,073,000
Interest income recognized on a cash basis	43,417,000	24,069,000
Loans Impaired Foreign With No Related Allowance Consumer Loans Residential Mortgages [Member]
Impaired Financing Receivable Policy [Line Items]
Related allowance	0	0
Average recorded balance	0	58,000
Interest income recognized during the period the loan was impaired	0	0
Interest income recognized on a cash basis	0	0
Loans Impaired Foreign With No Related Allowance Consumer Loans Other Consumer Loans [Member]
Impaired Financing Receivable Policy [Line Items]
Related allowance	0	0
Average recorded balance	14,000	87,000
Interest income recognized during the period the loan was impaired	0	0
Interest income recognized on a cash basis	0	0
Loans Impaired Foreign With No Related Allowance Commercial Loans Small Business Loans [Member]
Impaired Financing Receivable Policy [Line Items]
Related allowance	0	0
Average recorded balance	479,000	146,531,000
Interest income recognized during the period the loan was impaired	0	17,616,000
Interest income recognized on a cash basis	0	0
Loans Impaired Foreign With No Related Allowance Commercial Loans Other Commercial Loans [Member]
Impaired Financing Receivable Policy [Line Items]
Related allowance	0	0
Average recorded balance	54,508,000	188,933,000
Interest income recognized during the period the loan was impaired	0	16,562,000
Interest income recognized on a cash basis	113,000	0
Loans Impaired Foreign With Related Allowance Consumer Loans Residential Mortgages [Member]
Impaired Financing Receivable Policy [Line Items]
Related allowance	(50,065,000)	(39,052,000)
Average recorded balance	199,139,000	106,753,000
Interest income recognized during the period the loan was impaired	7,378,000	8,000
Interest income recognized on a cash basis	810,000	586,000
Loans Impaired Foreign With Related Allowance Consumer Loans Credit Cards [Member]
Impaired Financing Receivable Policy [Line Items]
Related allowance	(243,331,000)	(211,212,000)
Average recorded balance	322,110,000	288,394,000
Interest income recognized during the period the loan was impaired	5,000	0
Interest income recognized on a cash basis	18,329,000	15,344,000
Loans Impaired Foreign With Related Allowance Consumer Loans Other Consumer Loans [Member]
Impaired Financing Receivable Policy [Line Items]
Related allowance	(283,580,000)	(189,702,000)
Average recorded balance	444,415,000	279,818,000
Interest income recognized during the period the loan was impaired	12,408,000	4,536,000
Interest income recognized on a cash basis	17,824,000	15,853,000
Loans Impaired Foreign With Related Allowance Commercial Loans Small Business Loans [Member]
Impaired Financing Receivable Policy [Line Items]
Related allowance	(170,255,000)	(101,364,000)
Average recorded balance	551,683,000	216,889,000
Interest income recognized during the period the loan was impaired	20,032,000	6,367,000
Interest income recognized on a cash basis	337,000	39,000
Loans Impaired Foreign With Related Allowance Commercial Loans Other Commercial Loans [Member]
Impaired Financing Receivable Policy [Line Items]
Related allowance	(330,580,000)	(367,743,000)
Average recorded balance	1,318,137,000	1,164,736,000
Interest income recognized during the period the loan was impaired	65,680,000	32,353,000
Interest income recognized on a cash basis	26,756,000	30,851,000
Total Foreign Impaired Loans [Member]
Impaired Financing Receivable Policy [Line Items]
Related allowance	(1,077,811,000)	(909,073,000)
Average recorded balance	2,890,485,000	2,392,199,000
Interest income recognized during the period the loan was impaired	105,503,000	77,442,000
Interest income recognized on a cash basis	64,169,000	62,673,000
Loans Impaired Greek With No Related Allowance Residential Mortgages [Member]
Impaired Financing Receivable Policy [Line Items]
Related allowance	0
Average recorded balance	20,469,000
Interest income recognized during the period the loan was impaired	0
Interest income recognized on a cash basis	0
Loans Impaired Greek With No Related Allowance Consumer Loans [Member]
Impaired Financing Receivable Policy [Line Items]
Average recorded balance	34,810,000
Loans Impaired Greek With No Related Allowance Small Business Loans [Member]
Impaired Financing Receivable Policy [Line Items]
Related allowance	0
Average recorded balance	0
Interest income recognized during the period the loan was impaired	0
Interest income recognized on a cash basis	0
Fourth Series [Member]
Covered Bonds Of Program I [Abstract]
Issue Date	March 18, 2010
Cancellation Date	November 30, 2010
Cancelled amount in million EUR	1,000,000,000
First Series I [Member]
Covered Bonds Of Program I [Abstract]
Issue Date	November 28, 2008
Cancellation Date	May 6, 2011
Cancelled amount in million EUR	6,500,000,000
Second Series I [Member]
Covered Bonds Of Program I [Abstract]
Issue Date	November 28, 2008
Cancellation Date	May 6, 2011
Cancelled amount in million EUR	8,000,000,000
Fifth Series I [Member]
Covered Bonds Of Program I [Abstract]
Issue Date	May 11, 2010
Cancellation Date	May 6, 2011
Cancelled amount in million EUR	3,500,000,000
Second Series Ii [Member]
Covered Bonds Of Program I [Abstract]
Issue Date	November 28, 2008
Cancellation Date	June 2, 2011
Cancelled amount in million EUR	1,500,000,000
First Series Ii [Member]
Covered Bonds Of Program I [Abstract]
Issue Date	November 28, 2008
Cancellation Date	June 20, 2011
Cancelled amount in million EUR	3,000,000,000
Fifth Series Ii [Member]
Covered Bonds Of Program I [Abstract]
Issue Date	May 11, 2010
Cancellation Date	June 20, 2011
Cancelled amount in million EUR	6,500,000,000
First Series Iii [Member]
Covered Bonds Of Program I [Abstract]
Issue Date	November 28, 2008
Cancellation Date	August 3, 2011
Cancelled amount in million EUR	500,000,000
Second Series Iii [Member]
Covered Bonds Of Program I [Abstract]
Issue Date	November 28, 2008
Cancellation Date	August 3, 2011
Portfolio Segment Commercial [Member]
Greek
Allowance for loan losses at year end	3,478,907,000	965,380,000
of which:
for impaired loans	3,441,635,000	935,458,000
for non-impaired loans	37,272,000	29,922,000
Impaired loans	11,162,753,000	1,993,829,000
Non-impaired loans	15,661,261,000	25,413,249,000
Foreign
Allowance for loan losses at year end	510,700,000	532,685,000
of which:
for impaired loans	500,836,000	469,107,000
for non-impaired loans	9,864,000	63,578,000
Impaired loans	2,297,582,000	2,008,638,000
Non-impaired loans	10,732,008,000	11,766,988,000
Portfolio Segment Consumer [Member]
Greek
Allowance for loan losses at year end	1,954,921,000	1,157,423,000
of which:
for impaired loans	1,846,409,000	1,084,476,000
for non-impaired loans	108,512,000	72,947,000
Impaired loans	5,388,712,000	3,636,743,000
Non-impaired loans	19,972,757,000	22,938,866,000
Foreign
Allowance for loan losses at year end	606,107,000	519,917,000
of which:
for impaired loans	576,975,000	439,966,000
for non-impaired loans	29,132,000	79,951,000
Impaired loans	1,092,944,000	746,765,000
Non-impaired loans	€ 9,677,971,000	€ 10,222,773,000